ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Salary and welfare payable	7,735	9,498	1,364
Payable for business combination and long-term investment	300	—	—
Payable for acquisition of noncontrolling interests	245	245	35
Accrued rental	801	1,550	223
Accrued expenses	691	4,430	636
Value added tax and other taxes payable	523	100	14
Payable for property and equipment	28	15	2
Accrued utilities	5	5	1
Other payables	531	2,939	423
Total	10,859	18,782	2,698